Federated MDT Small Cap Growth Fund

A Portfolio of Federated MDT Series

CLASS A SHARES (TICKER QASGX)
CLASS B SHARES (TICKER QBSGX)
CLASS C SHARES (TICKER QCSGX)
INSTITUTIONAL SHARES (TICKER QISGX)

SUPPLEMENT TO SUMMARY PROSPECTUS and PROSPECTUS DATED SEPTEMBER 30, 2013

In the Prospectus dated September 30, 2013, in the table titled "Annual Fund Operating Expenses" on page 1, for the "Fee Waivers and/or Expense Reimbursements," please change the amount for Institutional Shares from 1.59% to 0.59% due to a printing error. The subsequent percentage for "Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements" of 1.51% remains correct.